Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - On recurring basis - Unobservable Inputs (Level 3) $ in Thousands	Dec. 31, 2017 USD ($)
Non-Recurring measurements:
Investment in affiliate - Heidmar (Note 9)	$ 34,000
Total	$ 34,000